CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Allowance for doubtful accounts	$ 0	$ 0	$ 0
Convertible notes payable current, debt discount	$ 115,863	$ 198,644	$ 178,775
Preferred Stock, Par Value		$ 1
Preferred Stock, shares authorized	100,000,000	100,000,000
Common Stock, Par Value	$ 0.001	$ 0.001	$ 0.001
Common Stock, shares authorized	800,000,000	800,000,000	800,000,000
Common Stock, shares issued	299,025,590	251,319,547	214,967,503
Common Stock, shares outstanding	299,025,590	251,319,547	214,967,503
Series B Redeemable Convertible Preferred Stock [Member]
Preferred Stock, Par Value	$ 0.001	$ 0.001
Preferred Stock, shares authorized	200,000	200,000	200,000
Preferred Stock, shares issued	81,319.98	79,336.54	72,073.26
Preferred Stock, shares outstanding	81,319.98	79,336.54	72,073.26
Preferred Stock A [Member]
Preferred Stock, shares authorized	12,000,000	12,000,000	12,000,000
Preferred Stock, shares issued	1,803,660	1,759,666	1,594,164
Preferred Stock, shares outstanding	1,803,660	1,759,666	1,594,164